Company overview	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Company overview
1. Company overview
WNS (Holdings) Limited (“WNS Holdings”), along with its subsidiaries (collectively, “the Company”), is a global business process management (“BPM”) company with client service offices in Australia, Dubai (United Arab Emirates), Germany, London (UK), New Jersey (US), New Zealand, Singapore and Switzerland and delivery centers in the People’s Republic of China (“China”), Costa Rica, India, the Philippines, Poland, Romania, Republic of South Africa (“South Africa”), Sri Lanka, Turkey, Spain, the United Kingdom (“UK”) and the United States (“US”). The Company’s clients are primarily in the travel, shipping and logistics services, utilities, retail and consumer products group, banking and financial and consulting and professional services, insurance services, healthcare, auto claims and others.
WNS Holdings is incorporated in Jersey, Channel Islands and maintains a registered office in Jersey at 22, Grenville Street, St Helier, Jersey JE4 8PX.
These consolidated financial statements were approved by the Board of Directors and authorized for issue on
May 1, 2020
.